Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group International Equity ETF
Entity Central Index Key	0001969445
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group International Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Equity ETF
Class Name	Capital Group International Equity ETF
Trading Symbol	CGIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group International Equity ETF (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIE	$ 57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 12.30% on a net asset value (NAV) basis and 11.78% on a market price basis for the year ended
May 31, 2025. These results compare with a 13.33% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
International markets rose, despite rising geopolitical tensions and sluggish economic growt
h. European stocks had strong gains, supported by robust domestic demand and easing inflation. Germany’s equity markets outperformed, driven by expanded fiscal stimulus and increased defense spending. Additionally, U.K. markets also advanced, with growth in gross domestic product amid rising inflation. Japan's economy, however, shrank in the first quarter of 2025 due to weak consumer demand and new tariffs on exports.
Within the fund, most sectors added positive returns to the overall portfolio, with financials, communication services and utilities being particularly additive. Holdings in industrials, consumer staples and information technology also saw returns that surpassed those of the overall portfolio. Geographically, investments in the United Kingdom, Pacific ex-Japan, emerging markets and the Eurozone contributed positively to absolute returns.
Conversely, holdings in the health care and energy sectors detracted from the broader portfolio’s return. Likewise, shares of Canada-based transportation companies posted negative overall returns and were a drag on relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group International Equity ETF (at NAV) 2	12.30%	17.93%
MSCI EAFE (Europe, Australasia, Far East) Index 3	13.33%	19.15%
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 675,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 675
Total number of portfolio holdings	70
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)